Schedule of Components of Net Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
United States	$ (22,673,927)	$ (31,513,389)
Foreign	$ 242,469